UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments.

Panther Small Cap Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.7%
	CONSUMER DISCRETIONARY – 21.7%
1,100	Asbury Automotive Group, Inc.*	$88,627
2,200	CST Brands, Inc.	76,384
10,000	Dixie Group, Inc.*	99,900
2,700	Finish Line, Inc. - Class A	71,199
1,700	iRobot Corp.*	49,810
2,500	KB Home	36,625
3,800	La Quinta Holdings, Inc.*	71,630
2,000	LGI Homes, Inc.*	52,080
1,200	Nu Skin Enterprises, Inc. - Class A	54,816
1,250	Papa John's International, Inc.	84,062
4,000	Winnebago Industries, Inc.	81,920
		767,053
	CONSUMER STAPLES – 6.0%
2,000	Cal-Maine Foods, Inc.	106,240
1,600	Post Holdings, Inc.*	104,448
		210,688
	ENERGY – 2.8%
3,000	Atwood Oceanics, Inc.	57,330
1,050	RSP Permian, Inc.*	25,137
130	Texas Pacific Land Trust	15,470
		97,937
	FINANCIALS – 15.6%
750	Argo Group International Holdings Ltd.[1]	41,985
5,000	CareTrust REIT, Inc. - REIT	56,050
3,700	Cash America International, Inc.	102,120
2,500	Hallmark Financial Services, Inc.*	28,725
3,000	Hilltop Holdings, Inc.*	61,950
2,000	Home BancShares, Inc.	76,240
1,700	Prosperity Bancshares, Inc.	87,839
1,800	Texas Capital Bancshares, Inc.*	96,948
		551,857
	HEALTH CARE – 9.0%
1,600	Air Methods Corp.*	59,920
1,000	Almost Family, Inc.*	44,300
2,700	Exact Sciences Corp.*	59,697
1,200	Hill-Rom Holdings, Inc.	63,408
15,000	RadNet, Inc.*	92,100
		319,425
	INDUSTRIALS – 23.7%
1,100	Alamo Group, Inc.	56,639
250	Allegiant Travel Co.	50,815

Panther Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,400	Atlas Air Worldwide Holdings, Inc.*	$57,834
5,500	Builders FirstSource, Inc.*	81,455
3,500	Celadon Group, Inc.	66,815
4,000	Covenant Transportation Group, Inc. - Class A*	94,360
1,200	Dycom Industries, Inc.*	85,308
2,000	Hawaiian Holdings, Inc.*	45,320
1,000	Hyster-Yale Materials Handling, Inc. - Class A	60,760
15,000	Neff Corp. - Class A*	98,850
4,000	Primoris Services Corp.	73,480
1,700	Saia, Inc.*	63,835
		835,471
	MATERIALS – 6.9%
2,800	Boise Cascade Co.*	90,860
5,500	Commercial Metals Co.	86,350
800	Kaiser Aluminum Corp.	66,864
		244,074
	TECHNOLOGY – 8.0%
1,000	Akamai Technologies, Inc.*	71,310
750	Ambarella, Inc.* 1	71,723
2,000	FireEye, Inc.*	75,560
2,000	VeriFone Systems, Inc.*	62,480
		281,073
	TOTAL COMMON STOCKS (Cost $3,360,146)	3,307,578

Principal Amount

	SHORT-TERM INVESTMENTS – 6.3%
$220,424	UMB Money Market Fiduciary, 0.01%[2]	220,424

	TOTAL SHORT-TERM INVESTMENTS (Cost $220,424)	220,424

	TOTAL INVESTMENTS –100.0% (Cost $3,580,570)	3,528,002
	Other Assets in Excess of Liabilities – 0.0%	892

	TOTAL NET ASSETS –100.0%	$3,528,894

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

Panther Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2015 (Unaudited)

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Panther Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Note 1 – Organization
Panther Small Cap Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At August 31, 2015, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$3,580,570

Gross unrealized appreciation	$211,904
Gross unrealized depreciation	(264,472)

Net unrealized depreciation on investments	$(52,568)

Panther Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$3,307,578	$-	$-	$3,307,578
Short-Term Investments	220,424	-	-	220,424
Total Investments	$3,528,002	$-	$-	$3,528,002

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Panther Small Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2015 (Unaudited)

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	10/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	10/28/15

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/28/15

*            Print the name and title of each signing officer under his or her signature.